Gains (Losses) on Equity Investments, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Gains (Losses) on Equity Investments, Net Detail [Abstract]
Share of equity method investee losses, net	$ (69)	$ (69)	$ (81)
Impairments	(146)	(123)	(154)
Dividends	57	46	0
Other, net	147	102	193
Total gains (losses) on equity investments, net	411	471	141
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	1,700	1,300	3,400
Available-for-sale Securities, Gross Realized Gains	136	146	166
Clearwire Corporation [Member] | Marketable Equity Securities [Member]
Gains (Losses) on Equity Investments, Net Detail [Abstract]
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds		142
Available-for-sale Securities, Gross Realized Gains		111
Clearwire, LLC [Member] | Equity Method Investments [Member]
Gains (Losses) on Equity Investments, Net Detail [Abstract]
Proceeds from Sale, Maturity and Collection of Investments		328
Equity Method Investment, Realized Gain (Loss) on Disposal		328
Interest In Clearwire, LLC And Shares In Clearwire Corporation [Member]
Gains (Losses) on Equity Investments, Net Detail [Abstract]
Gain (Loss) On Sale Of Combined Investment		439
Equity Investments [Member]
Gains (Losses) on Equity Investments, Net Detail [Abstract]
Gains on sales, net	$ 422	$ 515	$ 183